Warrants (Details Textual) (USD $)	12 Months Ended			12 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Nov. 02, 2012	Dec. 31, 2012 Mr Herman [Member]	Jul. 28, 2010 Warrants 2010 [Member]	Dec. 31, 2010 Warrants 2010 [Member]	May 09, 2011 Warrants 2011 [Member]	Dec. 31, 2011 Warrants 2011 [Member]	Oct. 31, 2012 Warrants 2012 [Member]	Dec. 31, 2012 Warrants 2012 [Member]	Nov. 29, 2012 Warrants 2012 [Member]	Nov. 02, 2012 Warrants 2012 [Member]	Nov. 02, 2012 Notes Payable To Stockholder [Member]
Purchase of Warrants			449,456		112,500		100,000		112,500		200,000	2,849,714
Purchase of Warrants, Total					225,000				225,000
Warrants, Exercisable Price					$ 0.49		$ 0.77		$ 0.55	$ 0.40
Warrants, Expiration Period					Four Year Term		Five Year Term		Five Year Term	Five Year Term
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate						0.00%		0.00%		0.00%
Fair Value Assumptions, Expected Volatility Rate						96.40%		102.80%		123.90%
Fair Value Assumptions, Risk Free Interest Rate						1.07%		1.84%		0.73%
Fair Value Assumptions, Expected Term						4 years		5 years		5 years
Share Price						$ 0.53		$ 0.63		$ 0.35
Fair Value, Per Share of Warrants						$ 0.36		$ 0.46		$ 0.28
Issuance of Stock and Warrants for Services or Claims	$ 0	$ 46,353				$ 81,771		$ 46,353
Number of Warrants Issued to Principals									112,500
Number of Shares to be Issued in Exchange of Warrants									225,000
Amount to be Raised in Equity as Per Stock Subscription Agreements												2,000,000
Minimum Amount to be Raised in Equity as Per Stock Subscription Agreements												1,250,000
Long-term Debt and Capital Lease Obligations, Current and Noncurrent	$ 12,807,271	$ 13,365,853											$ 1,477,760
Number of Shares, Projected to be Issued to Convert Debt				4,222,000
Number of Warrants, Projected to be Issued to Convert Debt				2,111,000
Number of Warrants, Issued to Unaffiliated Consultants for Investor Relation Services										200,000
Exercise Price of Warrants Issued to Unaffiliated Consultants for Investor Relation Services										$ 0.4
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.55								$ 0.55